FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (3,865)	SFr 2,329
Transfers in, net assets/liabilities	(717)	(2,678)
Transfers out, net assets/liabilities	4,664	1,394
Purchases, net assets/liabilities	4,074	5,267
Sales, net assets/liabilities	(3,871)	(5,628)
Issuances, net assets/liabilities	(5,030)	(5,353)
Settlements, net assets/liabilities	3,056	2,651
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	570	(161)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	560	(78)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(1)	(107)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(21)	255
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	35	3
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	243	43
Foreign currency translation impact, net assets/liabilities	(178)	4
Balance at beginning of period, net assets/liabilities	(481)	(2,059)
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	273	16
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,044	(1,011)
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(77)	25
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,240	(970)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(3,864)	2,332
Transfers in, net assets/liabilities	(717)	(2,660)
Transfers out, net assets/liabilities	4,664	1,375
Purchases, net assets/liabilities	4,074	5,267
Sales, net assets/liabilities	(3,870)	(5,628)
Issuances, net assets/liabilities	(5,030)	(5,353)
Settlements, net assets/liabilities	3,056	2,643
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	570	(161)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	560	(74)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(1)	(102)
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(21)	259
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	35	3
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	243	43
Foreign currency translation impact, net assets/liabilities	(181)	(3)
Balance at beginning of period, net assets/liabilities	(482)	(2,059)
Bank | Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	273	15
Bank | Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	1,044	(1,003)
Bank | Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(77)	28
Bank | Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr 1,240	SFr (960)